Share-based payments (Details 2)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Outstanding,Beginning	148,433	148,433
Exercised	0	0
Outstanding,Ending	148,433	148,433
Thereof vested	148,433	148,433
Option LTIP Member
Statement [Line Items]
Outstanding,Beginning	3,170,046	2,146,478
Granted	1,561,666	870,928
Exercised	0	145,822
Forfeited	117,259	15,000
Outstanding,Ending	4,614,453	2,856,584
Thereof vested	3,306,162	1,954,858